Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 21, 2019
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Jun. 21, 2019
Document Effective Date	Jun. 21, 2019
Prospectus Date	Feb. 28, 2019
Global Fixed Income Opportunities Fund | A
Prospectus:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B
Prospectus:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L
Prospectus:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I
Prospectus:
Trading Symbol	DINDX
Global Fixed Income Opportunities Fund | CLASS IS
Prospectus:
Trading Symbol	MGFOX
Global Fixed Income Opportunities Fund | Class C
Prospectus:
Trading Symbol	MSIPX